ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 9: ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31,	December 31,
	2012	2011
Accrued expenses	$1,374,384	$201,113
Accrued bonus payable	189,131	153,830
Accrued payroll tax liabilities	18,866	87,386
Accrued interest	-	-
	$1,582,381	$442,329